Corporate information (Details) $ in Millions				3 Months Ended	12 Months Ended		35 Months Ended
	Nov. 22, 2022 USD ($) $ / lb	Mar. 17, 2022 USD ($)	Nov. 28, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 28, 2021
Corporate information
Ownership interest in subsidiary (as a percent%)				100.00%	100.00%	100.00%
Ownership interest to be transferred (as a percent%)	1.50%
Copper averages greater than $4.25/lb for 18 continuous months over life of mine
Corporate information
Contingent Consideration	$ 75
Minimum average copper per lb | $ / lb	4.25
Period of consecutive months	18 months
Copper averages greater than $4.50/lb for 24 continuous months over life of mine
Corporate information
Contingent Consideration	$ 75
Minimum average copper per lb | $ / lb	4.50
Period of consecutive months	24 months
MAC
Corporate information
Equity consideration	$ 100	$ 50
Percentage of Copper Only Net Smelter Return Life of Mine Royalty		1.50%
Increase in cash consideration depending on PIPE demand	775
Deferred consideration	75
MAC | Maximum
Corporate information
Increase in cash consideration depending on PIPE demand	875
Glencore Plc | Acelight, Isokind, and Cobar
Corporate information
Ownership interest in subsidiary (as a percent%)			100.00%				100.00%
CSA mine | MAC
Corporate information
Ownership interest in subsidiary (as a percent%)		100.00%
Cash Consideration		$ 1,050
CSA mine | Glencore Operations Australia | MAC
Corporate information
Ownership interest to be transferred (as a percent%)		100.00%
Cash Consideration	775	$ 1,050
Equity consideration	$ 100	$ 50
Percentage of Copper Only Net Smelter Return Life of Mine Royalty	1.50%	1.50%
Deferred consideration	$ 75
CSA mine | Glencore Operations Australia | MAC | Sale and purchase of Cobar
Corporate information
Ownership interest to be transferred (as a percent%)		100.00%
Cash Consideration	775	$ 1,050
Equity consideration	100	$ 50
Percentage of Copper Only Net Smelter Return Life of Mine Royalty		1.50%
Deferred consideration	75
CSA mine | Glencore Operations Australia | MAC | Copper averages greater than $4.25/lb for 18 continuous months over life of mine
Corporate information
Contingent Consideration	$ 75
Minimum average copper per lb | $ / lb	4.25
Period of consecutive months	18 months
CSA mine | Glencore Operations Australia | MAC | Copper averages greater than $4.25/lb for 18 continuous months over life of mine | Sale and purchase of Cobar
Corporate information
Contingent Consideration	$ 75
Minimum average copper per lb | $ / lb	4.25
Period of consecutive months	18 months
CSA mine | Glencore Operations Australia | MAC | Copper averages greater than $4.50/lb for 24 continuous months over life of mine
Corporate information
Contingent Consideration	$ 75
Minimum average copper per lb | $ / lb	4.50
Period of consecutive months	24 months
CSA mine | Glencore Operations Australia | MAC | Copper averages greater than $4.50/lb for 24 continuous months over life of mine | Sale and purchase of Cobar
Corporate information
Percentage of Copper Only Net Smelter Return Life of Mine Royalty	1.50%
Contingent Consideration	$ 75
Minimum average copper per lb | $ / lb	4.50
Period of consecutive months	24 months
CSA mine | Glencore Operations Australia | MAC | Maximum
Corporate information
Increase in cash consideration depending on PIPE demand	$ 875
CSA mine | Glencore Operations Australia | MAC | Maximum | Sale and purchase of Cobar
Corporate information
Increase in cash consideration depending on PIPE demand	$ 875
Acelight
Corporate information
Ownership interest in joint venture (as a percent%)							100.00%
Acelight | CSA mine
Corporate information
Ownership interest in joint venture (as a percent%)			40.00%				40.00%
Isokind | CSA mine
Corporate information
Ownership interest in joint venture (as a percent%)			60.00%				60.00%